Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt
Schedule of short-term debt
December 31,
($ in millions) 2020 2019
Short-term debt (weighted-average interest rate of 2.8 % and 2.8%, respectively) 153 838
Current maturities of long-term debt (weighted-average

nominal interest rate of
3.2%
and 0.7%, respectively) 1,140 1,449
Total 1,293 2,287

Schedule of long-term debt
December 31,
2020 2019
Nominal Effective Nominal Effective
($ in millions, except % data) Balance rate rate Balance rate rate
Floating rate

3,330 1.6% 0.2% 2,221 1.5% 1.1%
Fixed rate

2,638 3.2% 3.3% 6,000 2.8% 2.4%
5,968 8,221
Current portion of long-term debt

(1,140) 3.2% 2.6% (1,449) 0.7% 0.6%
Total 4,828 6,772

Schedule of principal amounts of long-term debt repayable at maturity	($ in millions) 2021 1,108 2022 1,255 2023 860 2024 1,238 2025 83 Thereafter 1,186 Total 5,730
Schedule of outstanding bonds
December 31,
2020 2019
Nominal Carrying Nominal Carrying
outstanding value
(1)
outstanding value
(1)
(in millions) (in millions)
Bonds:
2.8 % USD Notes, due 2020 — USD 300 $ 300
Floating EUR Notes, due 2020 — EUR 1,000 $ 1,122
4.0 % USD Notes, due 2021 USD 650 $ 649 USD 650 $ 648
2.25 % CHF Bonds, due 2021 CHF 350 $ 403 CHF 350 $ 373
5.625 % USD Notes, due 2021 — USD 250 $ 260
2.875 % USD Notes, due 2022 USD 1,250 $ 1,280 USD 1,250 $ 1,267
3.375 % USD Notes, due 2023 — USD 450 $ 448
0.625 % EUR Instruments, due 2023 EUR 700 $ 875 EUR 700 $ 799
0.75 % EUR Instruments, due 2024 EUR 750 $ 946 EUR 750 $ 859
0.3 % CHF Notes, due 2024 CHF 280 $ 317 CHF 280 $ 288
3.8 % USD Notes, due 2028 USD 383 $ 381 USD 750 $ 746
1.0 % CHF Notes, due 2029 CHF 170 $ 192 CHF 170 $ 175
4.375 % USD Notes, due 2042 USD 609 $ 589 USD 750 $ 724
Total $ 5,632 $ 8,009
USD carrying

values include

unamortized debt

issuance costs,

bond discounts

or premiums,

as well as adjustments

for fair value

hedge
accounting, where

appropriate.